Lease (Tables)	12 Months Ended
May 31, 2022
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2021	2022
	US$	US$
Cash payments for the operating leases	495,819	355,284
ROU assets obtained in exchange for the new operating lease liabilities	764,083	157,455

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2022 is as follows:

As of May 31, 2022
US$
Fiscal year ending
May 2023	286,079
May 2024	157,834
May 2025	109,724
May 2026	69,668
May 2027	32,837
Thereafter	29,998

Total future lease payments	686,140
Less: Imputed interest	(71,123)

Present value of operating lease liabilities	615,017